Consolidated Statements of Equity (Parenthetical) - $ / shares	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2016	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividend on common stock (dollars per share)		$ 0.12	$ 0.10	$ 0.46	$ 0.26	$ 0.10
Common stock, dividend rate, percentage	10.00%			10.00%